SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	4.00%	4.00%
Maximum [Member]
Expected volatility	52.95%	55.86%	59.40%
Risk-free interest	1.86%	1.74%	1.86%
Expected life	5 years 3 months 18 days	5 years 5 months 5 days	5 years 5 months 5 days
Minimum [Member]
Expected volatility	47.64%	53.32%	54.80%
Risk-free interest	1.11%	1.14%	1.48%
Expected life	4 years 9 months 4 days	4 years 9 months	4 years 8 months 26 days